Segmented Information (Tables)	12 Months Ended
Jun. 30, 2022
Operating segments [Abstract]
Operating Segments

Operating Segments	Canadian Cannabis	International Cannabis	Corporate (1)	Total
	$	$	$	$
Year ended June 30, 2022
Net revenue	159,416	61,879	44	221,339
Gross profit (loss) before fair value adjustments	(21,270)	29,874	22	8,626
Selling, general, and administrative expense	136,332	21,678	17,227	175,237
Income (loss) from operations before taxes and discontinued operations	(1,530,374)	(43,605)	(146,141)	(1,720,120)

Year ended June 30, 2021
Net revenue	210,032	33,994	1,226	245,252
Gross profit (loss) before fair value adjustments	(27,499)	14,837	633	(12,029)
Selling, general and administrative expense	142,775	19,215	12,645	174,635
Income (loss) from operations before taxes and discontinued operations	(448,522)	(38,472)	(212,804)	(699,798)
(1)Net (loss) income under the Corporate allocation includes fair value gains and losses from investments in marketable securities, derivatives and investment in associates. Corporate and administrative expenditures such as regulatory fees, share based compensation and financing expenditures relating to debt issuances are also included under Corporate.
(2)Net (loss) income under the Corporate allocation includes fair value gains and losses from investments in marketable securities, derivatives and investment in associates. Corporate and administrative expenditures such as regulatory fees, share based compensation and financing expenditures relating to debt issuances are also included under Corporate.
Geographical Segments

Geographical Segments	Canada	EU	Other	Total
	$	$	$	$
Non-current assets other than financial instruments
June 30, 2022	247,633	41,080	19,789	308,502
June 30, 2021	1,774,154	49,164	41,787	1,865,105

Year ended June 30, 2022
Net revenue	159,460	61,520	359	221,339
Gross profit (loss) before fair value adjustments	(21,248)	32,266	(2,392)	8,626

Year ended June 30, 2021
Net revenue	209,466	32,629	3,157	245,252
Gross profit (loss) before fair value adjustments	(28,521)	14,692	1,800	(12,029)